Financial Risk Management - Equity and Profit or Loss Sensitivity Analysis for Variable Rate Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
1% increase in interest rates [member] | Equity [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ (40,931)	₩ (45,352)
Percentage change in interest rate	1.00%	1.00%
1% increase in interest rates [member] | Profit and loss [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ (40,931)	₩ (45,352)
Percentage change in interest rate	1.00%	1.00%
1% decrease in interest rates [member] | Equity [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ 40,931	₩ 45,352
Percentage change in interest rate	1.00%	1.00%
1% decrease in interest rates [member] | Profit and loss [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ 40,931	₩ 45,352
Percentage change in interest rate	1.00%	1.00%